TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 41,767	$ 41,531
Prepaid expenses	6,263	4,651
Value added tax	2,176	3,638
Other receivables	1,932	1,596
Taxes and social security	2,566	3,407
Trade and other current receivables	$ 54,704	$ 54,823